4. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies Policies
Principles of Consolidation

The unaudited condensed consolidated financial statements represent the consolidation of the accounts of the Company and its subsidiary in conformity with U.S. GAAP. All intercompany accounts and transactions have been eliminated in consolidation.

Principles of Consolidation

The consolidated financial statements represent the consolidation of the accounts of the Company and its subsidiary in conformity with U.S. GAAP. All intercompany accounts and transactions have been eliminated in consolidation.

Restatement of Previously Issued Financial Statements for Additional Disclosures

The Company, while undergoing a review of its condensed consolidated financial statements for the three and six months periods ended June 30, 2013, commenced an evaluation of its accounting for a series of settlement agreements that the Company, along with certain of its related parties, entered into between April 2013 and June 2013. These agreements, which Company management originally deemed to be the primary obligation of a related party, are more fully described in Notes 2 and 12.  On September 13, 2013, Company management, under the authority of the board of directors, determined that these agreements should have been disclosed in the footnotes to its consolidated financial statements for the year ended December 31, 2012.  Accordingly, the Company has restated the consolidated financial statements to include these disclosures.

The Company also determined that its obligation to pay liquidated damages under a registration payment that it entered into in connection with a financing transaction it completed on February 14, 2013, which required the Company to cause a registration statement to be declared effective by the Securities and Exchange Commission by May 15, 2013, should have also been disclosed. Accordingly, the Company is restating these condensed consolidated financial statements to disclose that it allocated approximately $360,000 of the proceeds received in this financing transaction to a registration payment obligation that was deemed probable at the date that the financing transaction was completed.

Cash

For purposes of the statement of cash flows, the Company considers cash instruments with maturities of less than three months when purchased to be cash equivalents. There are no cash equivalents as of the balance sheet dates.

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers cash instruments with maturities of less than three months when purchased to be cash equivalents. There are no cash equivalents as of the balance sheet date.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Depreciation is provided for using the straight-line method over the estimated useful lives of the assets. At December 31, 2012 and 2011, property and equipment consisted of computers with an estimated useful life of three years and leasehold improvements with an estimated life of four years.

Marketable Securities

The Company accounts for marketable securities held as “available-for-sale” pursuant to ASC 320 Investments — Debt and Equity Securities (“ASC 320”). The Company classifies these investments as current assets and carry them at fair value. Unrealized gains and losses are recorded as a separate component of stockholders’ equity as accumulated other comprehensive income. Realized gains or losses on marketable security transactions are reported in earnings and computed using the specific identification of cost basis. Marketable securities are maintained at one financial institution and are governed by the Company’s investment policy as approved by our Board of Directors. Fair values of marketable securities are based on quoted market prices. Valuation of marketable securities are further describe in Note 5.

The Company’s current investment policy generally limit security investments for purposes of strategic acquisitions. Based on the liquidity position of the Company, the CEO and CFO are authorized to make various investment transaction decisions for prudent investment of the Company’s excess funds. The ability to conduct investments is limited to the CEO and CFO. The current policy limit marketable securities investments with a maturity, credit quality, and concentration that is authorized only by the CEO and CFO.

Employee Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718 Compensation — Stock Compensation (“ASC 718”). ASC 718 addresses all forms of share-based payment (“SBP”) awards including shares issued under employee stock purchase plans and stock incentive shares. Under ASC 718 awards result in a cost that is measured at fair value on the awards’ grant date, based on the estimated number of awards that are expected to vest and will result in a charge to operations.

Employee Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718 Compensation — Stock Compensation (“ASC 718”). ASC 718 addresses all forms of share-based payment (“SBP”) awards including shares issued under employee stock purchase plans and stock incentive shares. Under ASC 718 awards result in a cost that is measured at fair value on the awards’ grant date, based on the estimated number of awards that are expected to vest and will result in a charge to operations.

Non-Employee Stock-Based Compensation

The Company accounts for equity instruments issued to non-employees in accordance with the provisions of ASC 505, “Equity Based Payments to Non-Employees”, (“ASC 505”) and ASC 718 which requires that such equity instruments are recorded at their fair value on the measurement date. The measurement of stock-based compensation is subject to periodic adjustment as the underlying equity instruments vest. Non-employee stock-based compensation charges are being amortized over their respective contractual vesting periods.

Non-Employee Stock-Based Compensation

The Company accounts for equity instruments issued to non-employees in accordance with the provisions of ASC 505, Share Based Payments to Non-Employees, and ASC 718 which requires that such equity instruments are recorded at their fair value on the measurement date. The measurement of stock-based compensation is subject to periodic adjustment as the underlying equity instruments vest. Non-employee stock-based compensation charges are being amortized over their respective contractual vesting periods.

Income Taxes

Income Taxes

The Company accounts for income taxes under ASC 740 Income Taxes (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Based on the Company’s evaluation, it has been concluded that there are no significant uncertain tax positions requiring recognition in the Company’s unaudited financial statements. Since the Company was incorporated on March 11, 2011, all of its years of operations will be subject to examination. The Company believes that its income tax positions and deductions would be sustained on audit and does not anticipate any adjustments that would result in a material changes to its consolidated financial position.

The Company’s policy for recording interest and penalties associated with audits is to record such expense as a component of income tax expense. There were no amounts accrued for penalties or interest as of or during the period from March 11, 2011 (inception) through December 31, 2012. Management is currently unaware of any issues under review that could result in significant payments, accruals or material deviations from its position.

Prior to conversion into a corporation on September 20, 2012, as a limited liability company, the Company was treated as a partnership for Federal and state income tax purposes. Accordingly, no provision has been made for Federal and state income taxes in the accompanying financial statements for any periods preceding September 20, 2012, since all items of income or loss are required to be reported on the income tax returns of the members, who are responsible for any taxes thereon. Profits and losses are allocated based upon capital in accordance with the permissible methods under Internal Revenue Code Section 706. Further, the Company incurred losses since inception through September 20, 2012, that would have resulted in the recognition of deferred tax assets that would have been fully reserved had the Company been subject to income taxes.

The Company is subject to the New York City Unincorporated Business Tax through September 19, 2012. Subsequent to Company’s conversion to a corporation from a limited liability company on September 20, 2012, the Company will report and pay taxes based on its income or loss.

Use of Estimates

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of expenses during the reporting period. Due to inherent uncertainty involved in making estimates, actual results reported in future periods may be affected by changes in these estimates. On an ongoing basis, the Company evaluates its estimates and assumptions. These estimates and assumptions include valuing equity securities in share-based payments, estimating fair value of equity instruments recorded as derivative liabilities, estimating the useful lives of depreciable and amortizable assets and estimating the fair value of long-lived assets to assets whether impairment charges may apply.

Use of Estimates

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of expenses during the reporting period. Due to inherent uncertainty involved in making estimates, actual results reported in future periods may be affected by changes in these estimates. On an ongoing basis, the Company evaluates its estimates and assumptions. These estimates and assumptions include valuing equity securities in share-based payments, estimating the useful lives of depreciable and amortizable assets and estimating the fair value of long-lived assets to assets whether impairment charges may apply.

Foreign Currency Translation and Remeasurement

Foreign Currency Translation and Remeasurement

Under ASC 830 Foreign Currency Matters, functional currency assets and liabilities are translated into the reporting currency, US Dollars, using period end rates of exchange and the related translation adjustments are recorded as a separate component of accumulated other comprehensive income. Functional statements of operations amounts expressed in functional currencies are translated using average exchange rates for the respective periods. Remeasurement adjustments and gains or losses resulting from foreign currency transactions are recorded as foreign exchange gains or losses in the consolidated statements of operations.

Research and Development Costs

Research and development costs are charged to operations as incurred and consist primarily of consulting costs, contract research and development costs, and compensation costs. For the three and nine months ended September 30, 2013 and 2012, and for the period from March 11, 2011 (inception) through September 30, 2013, the Company recognized $1,399,875, $110,656, $2,113,813, $286,889, and $3,008,326, respectively, of research and development costs.

Research and Development Costs:

Research and development costs are charged to operations as incurred and consist primarily of consulting services. For the year ended December 31, 2012, for the period from March 11, 2011 (inception) through December 31, 2011 and for the period from March 11, 2011 (inception) through December 31, 2012, the Company incurred approximately $524,000, $353,000, and $877,000, respectively, relating to research and development costs that are included in professional fees in the accompanying consolidated statements of operations.

Patents

The Company capitalized external cost, such as filing fees and associated attorney fees, incurred to obtain issued patents and patent applications pending. The Company expense cost associated with maintaining and defending patents subsequent to their issuance in the period incurred. The Company amortizes patent cost once issued on a straight-line basis over the estimate useful lives of the patents. The Company assess the potential impairment to all capitalized patent cost when events or changes in circumstances indicate that the carrying amount of our patent may not be recoverable. The Company accounts for patent costs in accordance with ASC Topic 350, “Goodwill and Other Intangible Assets” (“ASC 350”) and ASC Topic 805, “Business Combinations” (“ASC 805”).

Patents

The Company capitalized external cost, such as filing fees and associated attorney fees, incurred to obtain issued patents and patent applications pending. The Company expense cost associated with maintaining and defending patents subsequent to their issuance in the period incurred. The Company amortizes patent cost once issued on a straight-line basis over the estimate useful lives of the patents. The Company assess the potential impairment to all capitalized patent cost when events or changes in circumstances indicate that the carrying amount of our patent may not be recoverable. For the years ended December 31, 2012 and 2011 patents costs $18,093 and $0, respectively, are included in the accompanying consolidated balance sheets.

Basic and diluted Net Loss Per Share

Basic and diluted net loss per share has been computed by dividing net loss by the weighted average number of common shares outstanding during the period. All potentially dilutive common shares have been excluded since their inclusion would be anti-dilutive.

An aggregate of 4,462,426 and 0 warrants were excluded from the computation of diluted net loss per common share for the three and nine months ended September 30, 2013 and 2012 because their inclusion would have an anti-dilutive effect for the periods presented.

An aggregate of 210,000 and 0 stock options were excluded from the computation of diluted net loss per common share for the three and nine months ended September 30, 2013 and 2012 because they would have an anti-dilutive effect for the periods presented.

An aggregate of 211,073 and 927,310 incentive shares were excluded from the computation of diluted net loss per common share for the three and nine months ended September 30, 2013 and 2012 because they were contingent shares subject to recall.

Basic and diluted Net Loss Per Share

Basic and diluted net loss per share has been computed by dividing net loss by the weighted average number of common shares outstanding during the period. All potentially dilutive common shares have been excluded since their inclusion would be anti-dilutive.

An aggregate of 267,768 and 1,602,390 common stock equivalents (incentive shares) were excluded from the computation of diluted net loss per common share for the year ended December 31, 2012 and for the period from March 11, 2011 (inception) through December 31, 2011, because they were contingent shares subject to recall.

Derivative Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks. The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then revalued at each reporting date, with changes in the fair value reported in the statements of operations. For stock-based derivative financial instruments, the Company calculates the fair value of the financial instruments using a probability-weighted Black-Scholes option pricing model, which is comparable to the Binomial Lattice options pricing model at inception and on each subsequent valuation date. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period (see Note 6 and Note 7).

Joint and Several Liability Assessment

The Company measures obligations resulting from joint and several liability arrangements as the sum of the amount that the Company has a) contractually agreed to pay, and b) any additional amounts that the Company expects to pay on behalf of its co-obligors.

Financial Instruments and Fair Value

ASC Topic 820, “Fair Value Measurements and Disclosures,” (“ASC Topic 820”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).  The three levels of the fair value hierarchy under ASC Topic 820 are described below:

Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 – Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly; and

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

In estimating the fair value of the Company’s marketable securities available-for-sale, the Company used quoted prices in active markets (see Note 5 and Note 7).

In estimating the fair value of the Company’s derivative liabilities, the Company used a probability-weighted Black-Scholes option pricing model (see Note 6 and Note 7).

Financial assets with carrying values approximating fair value include cash as well as marketable securities, deposits on license agreements, prepaid expenses and other current assets. Financial liabilities with carrying values approximating fair value include accounts payable and accrued expenses.

Registration Payment Arrangement

The Company accounted for registration rights agreements in accordance with ASC 825-20, “Registration Payment Arrangements.” ASC 825-20 addresses an issuer’s accounting for registration payment arrangements. This pronouncement specifies that the contingent obligation to make future payments or otherwise transfer consideration under a registration payment arrangement, whether issued as a separate agreement or included as a provision of a financial instrument, should be separately recognized and accounted for as a contingency in accordance with ASC 450-20 “Loss Contingencies”.

Reclassifications	Certain prior year financial statement balances have been reclassified to conform to the current year presentation. These reclassifications had no effect on the recorded net loss.
Subsequent Events

The Company follows the provisions of ASC Topic 855-10, “Subsequent Events,” relating to subsequent events.  This guidance establishes principles and requirements for subsequent events.  This guidance defines the period after the balance sheet date during which events or transactions that may occur would be required to be disclosed in a company’s financial statements.  The Company has evaluated subsequent events up to the date of issuance of this report.

Recently Issued Accounting Pronouncements

In February 2013, the FASB issued Accounting Standards Updated (“ASU”) 2013-04 “Obligations Resulting from Joint and Several Liability Arrangements for Which the Amount at the Reporting Date is Fixed”) (“ASU 2013-04”). The guidance in this update is effective for fiscal years beginning after December 15, 2013 with early adoption permitted. The guidance in this update requires companies to measure obligations resulting from joint and several liability arrangements as the sum of the amount the entity has a) contractually agreed to pay, and b) any additional amounts that the entity expects to pay on behalf of its co-obligors. The Company early adopted this guidance in the second quarter of 2013 (Note 3 and Note 10).

Except as noted above, management does not believe that any recently issued, but not yet effective accounting pronouncements, if adopted, would have a significant effect on the accompanying consolidated financial statements.

Recently Issued Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective accounting pronouncements, if adopted, would have a significant effect on the accompanying consolidated financial statements.